Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Balances Related to Each Component of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 4,926	$ 1,987
Other comprehensive income (loss) before reclassifications	63	(197)
Net amount reclassified from accumulated other comprehensive income (loss)	20	(156)
Net other comprehensive income (loss)	43	(41)
Ending balance	(38,774)	4,926
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	53	228
Other comprehensive income (loss) before reclassifications	25	(175)
Net other comprehensive income (loss)	25	(175)
Ending balance	78	53
Cumulative Net Unrealized Gain (Loss) on Marketable Securities, Net of Tax
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22)
Other comprehensive income (loss) before reclassifications	38	(22)
Net amount reclassified from accumulated other comprehensive income (loss)	20
Net other comprehensive income (loss)	18	(22)
Ending balance	(4)	(22)
Cumulative Other Comprehensive Income Related to Joint Venture
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(156)
Net amount reclassified from accumulated other comprehensive income (loss)		(156)
Net other comprehensive income (loss)		156
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	31	72
Ending balance	$ 74	$ 31